EQUITY - Schedule Of Basic And Diluted Earnings Per Share (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Equity [abstract]
Net income (loss)	$ 399	$ 680	$ 1,014	$ 1,537
Dilutive effect of conversion of subsidiary preferred shares	(38)	(38)	(75)	(76)
Dilutive effect of mandatorily redeemable preferred shares issued in a consolidated subsidiary	5	34	18	67
Profit (loss), attributable to ordinary equity holders of parent entity	$ 356	$ 608	$ 921	$ 1,394
Weighted average - common shares	955.5	957.1	955.4	957.6
Dilutive effect of the conversion of options and escrowed shares using the treasury stock method	22.8	18.1	21.2	18.6
Common shares and common share equivalents	978.3	975.2	976.6	976.2